S000042862 [Member] Investment Objectives and Goals - iShares Interest Rate Hedged Corporate Bond ETF	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	iSHARES® INTEREST RATE HEDGED CORPORATE BOND ETF Ticker: LQDHStock Exchange: NYSE Arca
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The iShares Interest Rate Hedged Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index designed to mitigate the interest rate risk of a portfolio composed of U.S. dollar-denominated, investment grade corporate bonds.